Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Property and equipment
Property and equipment, gross	$ 10,283,275	$ 11,048,332
Less: accumulated depreciation	(8,820,480)	(9,588,572)
Property and equipment, net	1,462,795	1,459,760
Buildings and improvements [Member]
Property and equipment
Property and equipment, gross	1,065,953	1,097,647
Computer and office equipment [Member]
Property and equipment
Property and equipment, gross	1,250,616	117,390
Revenue equipment – trucking [Member]
Property and equipment
Property and equipment, gross	$ 7,966,706	$ 9,833,295